UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/24

Item 1. Reports to Stockholders.

(a)

Ocean Park Diversified Income ETF

(DUKZ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Diversified Income ETF for the period of July 10, 2024 to December 31, 2024. You can find additional information about the Fund at https://oceanparketfs.com/diversified-income-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Diversified Income ETF	$38	0.78%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$6,567,982
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$0
  Portfolio Turnover68%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
75.7%
Other Assets in Excess of Liabilities
24.3%

Value	Value
Other Assets in Excess of Liabilities	24.3%
Fixed Income	75.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	15.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Blackstone Senior Loan ETF	15.1%
Vanguard Total International Bond ETF	15.0%
iShares National Muni Bond ETF	7.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ocean Park Diversified Income ETF

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://oceanparketfs.com/diversified-income-etf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DUKZ

Ocean Park Domestic ETF

(DUKQ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park Domestic ETF for the period of July 10, 2024 to December 31, 2024. You can find additional information about the Fund at https://oceanparketfs.com/domestic-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park Domestic ETF	$43	0.88%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$9,563,586
  Number of Portfolio Holdings12
  Advisory Fee (net of waivers)$0
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	23.1%
Schwab U.S. Large-Cap Growth ETF	20.6%
iShares Core S&P Mid-Cap ETF	10.1%
Invesco S&P 500 Equal Weight ETF	10.0%
Vanguard Mid-Cap Growth ETF	5.2%
iShares Select Dividend ETF	5.1%
iShares Core S&P Small-Cap ETF	5.1%
Vanguard Mid-Cap Value ETF	5.1%
Invesco S&P 500 Momentum ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ocean Park Domestic ETF

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://oceanparketfs.com/domestic-etf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DUKQ

Ocean Park High Income ETF

(DUKH) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park High Income ETF for the period of July 10, 2024 to December 31, 2024. You can find additional information about the Fund at https://oceanparketfs.com/high-income-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park High Income ETF	$38	0.78%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$4,785,724
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$0
  Portfolio Turnover65%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
89.5%
Other Assets in Excess of Liabilities
10.5%

Value	Value
Other Assets in Excess of Liabilities	10.5%
Fixed Income	89.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	54.8%
Invesco Senior Loan ETF	29.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ocean Park High Income ETF

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://oceanparketfs.com/high-income-etf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DUKH

Ocean Park International ETF

(DUKX) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ocean Park International ETF for the period of July 10, 2024 to December 31, 2024. You can find additional information about the Fund at https://oceanparketfs.com/international-etf. You can also request this information by contacting us at 844-727-1813.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ocean Park International ETF	$41	0.88%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,201,589
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$0
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE All-World ex-US ETF	69.1%
Vanguard FTSE Emerging Markets ETF	25.6%
iShares MSCI Taiwan ETF	2.5%
iShares MSCI Japan ETF	2.5%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ocean Park International ETF

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://oceanparketfs.com/international-etf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DUKX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Ocean Park Diversified Income ETF (DUKZ)

Ocean Park Domestic ETF (DUKQ)

Ocean Park High Income ETF (DUKH)

Ocean Park International ETF (DUKX)

Semi-Annual Financial Statements

and Additional Information

December 31, 2024

1-866-738-4363

www.oceanparketfs.com

OCEAN PARK DIVERSIFIED INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 75.7%
	FIXED INCOME - 75.7%
27,220	iShares Broad USD High Yield Corporate Bond ETF	$1,001,424
5,451	iShares J.P. Morgan USD Emerging Markets Bond ETF	485,357
4,655	iShares National Muni Bond ETF	495,990
23,817	SPDR Blackstone Senior Loan ETF	993,883
12,975	SPDR Bloomberg Convertible Securities ETF	1,010,623
20,055	Vanguard Total International Bond ETF	983,698
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,984,173)	4,970,975

	TOTAL INVESTMENTS - 75.7% (Cost $4,984,173)	$4,970,975
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.3%	1,597,007
	NET ASSETS - 100.0%	$6,567,982

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

OCEAN PARK DOMESTIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 99.7%
	EQUITY - 99.7%
5,472	Invesco S&P 500 Equal Weight ETF	$958,859
5,110	Invesco S&P 500 Momentum ETF	485,501
15,480	iShares Core S&P Mid-Cap ETF	964,559
4,248	iShares Core S&P Small-Cap ETF	489,455
3,744	iShares Select Dividend ETF	491,550
8,388	Pacer US Cash Cows 100 ETF	473,754
70,851	Schwab U.S. Large-Cap Growth ETF	1,974,617
1,944	Vanguard Mid-Cap Growth ETF	493,290
3,024	Vanguard Mid-Cap Value ETF	489,192
4,103	Vanguard S&P 500 ETF	2,210,737
900	Vanguard Small-Cap Growth ETF	252,054
1,260	Vanguard Small-Cap Value ETF	249,707
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,613,958)	9,533,275

	TOTAL INVESTMENTS - 99.7% (Cost $9,613,958)	$9,533,275
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	30,311
	NET ASSETS - 100.0%	$9,563,586

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

OCEAN PARK HIGH INCOME ETF

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 89.5%
	FIXED INCOME - 89.5%
67,447	Invesco Senior Loan ETF	$1,421,108
71,318	iShares Broad USD High Yield Corporate Bond ETF	2,623,790
2,660	iShares J.P. Morgan USD Emerging Markets Bond ETF	236,846
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,312,667)	4,281,744

	TOTAL INVESTMENTS - 89.5% (Cost $4,312,667)	$4,281,744
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%	503,980
	NET ASSETS - 100.0%	$4,785,724

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

OCEAN PARK INTERNATIONAL ETF

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 99.7%
	EQUITY - 99.7%
445	iShares MSCI Japan ETF	$29,860
581	iShares MSCI Taiwan ETF	30,073
14,464	Vanguard FTSE All-World ex-US ETF	830,377
6,990	Vanguard FTSE Emerging Markets ETF	307,840
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,231,567)	1,198,150

	TOTAL INVESTMENTS - 99.7% (Cost $1,231,567)	$1,198,150
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	3,439
	NET ASSETS - 100.0%	$1,201,589

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International

See accompanying notes to financial statements.

The Ocean Park ETFs

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2024

	Ocean Park Diversified Income ETF	Ocean Park Domestic ETF	Ocean Park High Income ETF	Ocean Park International ETF
ASSETS
Investment securities:
At cost	$4,984,173	$9,613,958	$4,312,667	$1,231,567
At value	$4,970,975	$9,533,275	$4,281,744	$1,198,150
Cash	1,582,361	48,835	505,480	24,252
Dividends and interest receivable	5,630	1,938	1,345	8
Due from Adviser	5,880	6,254	7,982	9,154
Receivable for fund shares sold	-	265,655	-	28,460
Prepaid expenses	15,832	8,199	6,558	7,507
TOTAL ASSETS	6,580,678	9,864,156	4,803,109	1,267,531

LIABILITIES
Payable for investments purchased	-	264,631	-	28,595
Distributions payable	-	20,475	-	21,140
Payable to related parties	5,017	5,303	5,292	5,211
Accrued expenses and other liabilities	7,679	10,161	12,093	10,996
TOTAL LIABILITIES	12,696	300,570	17,385	65,942
NET ASSETS	$6,567,982	$9,563,586	$4,785,724	$1,201,589

Net Assets Consist Of:
Paid in capital	$6,628,024	$9,666,249	$4,848,255	$1,249,977
Accumulated deficits	(60,042)	(102,663)	(62,531)	(48,388)
NET ASSETS	$6,567,982	$9,563,586	$4,785,724	$1,201,589

Net Asset Value Per Share:
Net Assets	$6,567,982	$9,563,586	$4,785,724	$1,201,589
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	260,000	360,000	190,000	50,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$25.26	$26.57	$25.19	$24.03

See accompanying notes to financial statements.

The Ocean Park ETFs

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended December 31, 2024

	Ocean Park Diversified Income ETF(a)	Ocean Park Domestic ETF(b)	Ocean Park High Income ETF(c)	Ocean Park International ETF(d)
INVESTMENT INCOME
Dividends	$140,707	$29,934	$94,731	$25,358
Interest	8,098	41	825	28
TOTAL INVESTMENT INCOME	148,805	29,975	95,556	25,386

EXPENSES
Investment advisory fees	15,751	8,430	8,074	2,964
Accounting services fees	8,852	8,852	8,852	8,852
Audit fees	8,096	8,096	8,096	8,096
Trustees fees and expenses	7,850	7,850	7,850	7,850
Legal fees	7,144	7,144	9,094	7,144
Administrative services	7,027	6,976	7,027	6,969
Custodian fees	6,988	6,988	6,988	6,286
Professional fees	5,950	5,950	5,950	5,950
Transfer agent fees	5,160	5,238	5,238	5,316
Printing and postage expenses	4,736	4,814	4,814	4,814
Insurance expense	1,192	1,192	1,192	1,192
Other Expenses	3,566	4,346	3,566	3,566
TOTAL EXPENSES	82,312	75,876	76,741	68,999

Less: Fees waived by the Adviser	(63,281)	(65,773)	(66,960)	(65,505)
NET EXPENSES	19,031	10,103	9,781	3,494

NET INVESTMENT INCOME	129,774	19,872	85,775	21,892

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(38,620)	(20,375)	(31,339)	(14,649)
Distributions of capital gains from underlying investment companies	-	-	-	183
	(38,620)	(20,375)	(31,339)	(14,466)

Net change in unrealized depreciation on:
Investments	(13,198)	(80,683)	(30,923)	(33,417)
	(13,198)	(80,683)	(30,923)	(33,417)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(51,818)	(101,058)	(62,262)	(47,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,956	$(81,186)	$23,513	$(25,991)

(a)	The Ocean Park Diversified Income ETF commenced operations on July 10, 2024.
(b)	The Ocean Park Domestic ETF commenced operations on July 10, 2024.
(c)	The Ocean Park High Income ETF on July 10, 2024.
(d)	The Ocean Park International ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

The Ocean Park ETFs

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the Period Ended December 31, 2024

	Ocean Park Diversified Income ETF(a)	Ocean Park Domestic ETF(b)	Ocean Park High Income ETF(c)	Ocean Park International ETF(d)
FROM OPERATIONS
Net investment income	$129,774	$19,872	$85,775	$21,892
Net realized loss investments	(38,620)	(20,375)	(31,339)	(14,649)
Distributions of capital gains from underlying investment companies	-	-	-	183
Net change in unrealized depreciation on investments	(13,198)	(80,683)	(30,923)	(33,417)
Net increase (decrease) in net assets resulting from operations	77,956	(81,186)	23,513	(25,991)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(137,998)	(21,477)	(86,044)	(22,397)
Net decrease in net assets resulting from distributions to shareholders	(137,998)	(21,477)	(86,044)	(22,397)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,628,024	9,666,249	4,848,255	1,249,977
Net increase in net assets resulting from shares of beneficial interest	6,628,024	9,666,249	4,848,255	1,249,977

TOTAL INCREASE IN NET ASSETS	6,567,982	9,563,586	4,785,724	1,201,589

NET ASSETS
Beginning of Period	-	-	-	-
End of Period	$6,567,982	$9,563,586	$4,785,724	$1,201,589

SHARE ACTIVITY
Shares Sold	260,000	360,000	190,000	50,000
Net increase in shares of beneficial interest outstanding	260,000	360,000	190,000	50,000

(a)	The Ocean Park Diversified Income ETF commenced operations on July 10, 2024.
(b)	The Ocean Park Domestic ETF commenced operations on July 10, 2024.
(c)	The Ocean Park High Income ETF on July 10, 2024.
(d)	The Ocean Park International ETF commenced operations on July 10, 2024.

See accompanying notes to financial statements.

The Ocean Park ETFs

FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Period Ended December 31, 2024	Ocean Park Diversified Income ETF(1)	Ocean Park Domestic ETF(2)	Ocean Park High Income ETF(3)	Ocean Park International ETF(4)
Net asset value, beginning of period	$25.06	$25.24	$25.06	$25.24

Activity from investment operations:
Net investment income (5)	0.65	0.23	0.84	0.67
Net realized and unrealized gain (loss) on investments	0.17	(11)	1.18	(11)	(0.01)	(1.41)
Total from investment operations	0.82	1.41	0.83	(0.74)

Less distributions from:
Net investment income	(0.62)	(0.08)	(0.70)	(0.47)
Total distributions	(0.62)	(0.08)	(0.70)	(0.47)

Net asset value, end of period	$25.26	$26.57	$25.19	$24.03

Total return (7)(10)	3.25%	5.57%	3.31%	(2.97)%

Net assets, at end of period (000s)	$6,568	$9,564	$4,786	$1,202

Ratio of gross expenses to average net assets (8)(9)	3.37%	6.60%	6.12%	17.38%
Ratio of net expenses to average net assets (9)	0.78%	0.88%	0.78%	0.88%
Ratio of net investment income to average net assets	5.32%	1.73%	6.84%	5.51%
Portfolio Turnover Rate (6)(10)	68%	35%	65%	61%

(1)	The Ocean Park Diversified Income ETF commenced operations on July 10, 2024.
(2)	The Ocean Park Domestic ETF commenced operations on July 10, 2024.
(3)	The Ocean Park High Income ETF on July 10, 2024.
(4)	The Ocean Park International ETF commenced operations on July 10, 2024.
(5)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(7)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(8)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.
(9)	Annualized for periods less than one year.
(10)	Not annualized for periods less than one year.
(11)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

The Ocean Park ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2024

1. ORGANIZATION

The Ocean Park Diversified Income ETF (“DUKZ”), Ocean Park Domestic ETF (“DUKQ”), Ocean Park High Income ETF (“DUKH”), and Ocean Park International ETF (“DUKX”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. The Funds’ investment objectives are to provide total return and to limit exposure to downside risk. The investment objectives are non-fundamental. The Funds’ commenced operations on July 10, 2024. The Funds’ are “fund of funds,” in that they will generally invest in other investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”)

The Ocean Park ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2024

based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of a Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument;

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factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. There is no context in this report for Inspire Impact scores. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Funds’ assets measured at value:

DUKZ
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,970,975	$-	$-	$4,970,975
Total	$4,970,975	$-	$-	$4,970,975

DUKQ
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,533,275	$-	$-	$9,533,275
Total	$9,533,275	$-	$-	$9,533,275

DUKH
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,281,744	$-	$-	$4,281,744
Total	$4,281,744	$-	$-	$4,281,744

DUKX
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,198,150	$-	$-	$1,198,150
Total	$1,198,150	$-	$-	$1,198,150

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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December 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for DUKQ and DUKX, and monthly for DUKZ and DUKH. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (none) or expected to be taken in the Funds’ 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

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December 31, 2024

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
DUKZ	$3,218,726	$4,702,232
DUKQ	$1,099,377	$1,101,991
DUKH	$1,897,202	$2,379,123
DUKX	$531,848	$533,174

For the period ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
DUKZ	$6,506,299	$-
DUKQ	$9,636,948	$-
DUKH	$4,825,927	$-
DUKX	$1,247,542	$-

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Ocean Park Asset Management, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser had engaged Exchange Traded Concepts, LLC as the trading sub-adviser (the “Sub-Adviser”) responsible for trading portfolio securities for the Funds. The Sub-Advisor is paid from the Adviser’s management fee and is not an additional cost to any Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the

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December 31, 2024

“Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds. Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the period ended December 31, 2024, each Fund incurred the following in advisory fees:

Ticker	Annual Rate	Total Advisory Fee
DUKZ	0.65%	$15,751
DUKQ	0.75%	$8,430
DUKH	0.65%	$8,074
DUKX	0.75%	$2,964

Pursuant to a written contract (the "Waiver Agreement"), the Adviser has agreed for the Funds, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Adviser))) will not exceed 0.78% of average daily net assets for DUKZ and DUKH, and 0.88% of average daily net assets for DUKQ and DUKX, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and Funds’ operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the expense limitation. If a Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. For the period ended December 31, 2024, the Adviser waived fees and/or reimbursed expenses in the amount of $63,281, $65,773, $66,960 and $65,505 for DUKZ, DUKQ, DUKH and DUKX, respectively, under each Fund’s Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate the Waiver Agreement at any time on 60 days’ notice to the Adviser.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a

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Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to a Referral Agreement dated November 29, 2023, between UFS and the Sub-Adviser, the Sub-Adviser pays UFS a referral fee that is calculated as a percentage of its sub-advisory fee. During the fiscal period ended December 31, 2024, Sub-Adviser paid UFS a referral fee of $2,551.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for each Fund. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cashmay be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions

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(“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the period ended December 31, 2024, the fixed and variable fees were as follows:

Ticker	Fixed Fees	Variable Fees
DUKZ	$1,800	$-
DUKQ	$3,000	$-
DUKH	$2,400	$-
DUKX	$800	$-

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
DUKZ	$200	2.00%*
DUKQ	$200	2.00%*
DUKH	$200	2.00%*
DUKX	$200	2.00%*

*	As a percentage of the amount invested

6. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

DUKH currently invests a significant portion of its assets in the iShares Broad USD High Yield Corporate Bond ETF (“USHY”) and Invesco Senior Loan ETF (“BKLN”). DUKH may redeem its investments in USHY and BKLN at any time if the Adviser determines that it is in the best interest of DUKH and its shareholders to do so. DUKH’s performance will be directly affected by the performance of USHY and BKLN. The financial statements of USHY and BKLN, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with DUKH’s financial statements. As of December 31, 2024, DUKH’s investment in USHY and BKLN was 54.8% and 29.7%, respectfully, of DUKH’s net assets.

DUKX currently invests a significant portion of its assets in the Vanguard FTSE All-World ex-US ETF (“VEU”) and Vanguard FTSE Emerging Markets ETF (“VWO”). DUKX may redeem its investments in VEU and VWO at any time if the Adviser determines that it is in the best interest of DUKX and its shareholders to do so. DUKX’s performance will be directly affected by the performance of VEU and VWO. The financial statements of VEU and VWO, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with DUKX’s financial statements. As of December 31, 2024, DUKX’s investment in VEU and VWO was 69.1% and 25.6%, respectfully, of DUKX’s net assets.

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December 31, 2024

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after December 31, 2024:

Ticker	Distribution Per Share	Record Date	Payable Date
DUKZ	$0.0741	2/5/2025	2/10/2025
DUKH	$0.1411	2/5/2025	2/10/2025

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Additional Information (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Ocean Park Asset Management, Inc. Adviser to Ocean Park Diversified Income ETF, Ocean Park Domestic ETF, Ocean High Income ETF, Ocean Park International ETF*

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Ocean Park Asset Management, Inc (“Ocean Park”) and the Trust, with respect to the Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF, and Ocean High Income ETF (collectively, the “Ocean Park ETFs”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Ocean Park was part of the Sierra Group of companies and managed $4.8 billion in assets, primarily for retirees and conservative investors. The Trustees reviewed the background information, including education, of the key investment personnel who would be responsible for servicing the Ocen Park ETFs, and noted the investment team had varied and extensive financial industry experience. The Trustees noted that Ocean Park used quantitative analysis to generate buy and sell signals for securities, and managed investment limitations through a pre-trade process which analyzes the underlying investment for its make-up, size, capacity, and potential portfolio impact. The Trustees further noted that Ocean Park would supervise and assess the services of the contemplated sub-adviser, which would be responsible for executing trades and handling various ETF related

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Additional Information (Unaudited) (Continued)

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functions. The Trustees concluded that they expected Ocean Park to provide a high level of service to the Ocean Park ETFs for the benefit of their future shareholders.

Performance. The Trustees noted that, as the Ocean Park ETFs had not yet commenced operations, there was no performance data for the Ocean Park ETFs. As information relevant to the prospects for the Ocean Park ETFs, the Trustees reviewed the performance of other Funds in the Trust managed by Ocean Park which employed similar investment strategies compared to the Ocean Park ETFs. The Trustees concluded that Ocean Park had sufficient experience and expertise to deliver reasonable returns for the benefit of the Ocean Park ETFs’ shareholders.

Fees and Expenses. Ocean Park Diversified Income ETF. The Trustees noted that Ocean Park proposed to charge Ocean Park Diversified Income ETF an annual advisory fee of 0.65% which was in the 20th percentile of the ETF’s anticipated Morningstar category and lower than both the category median and the category average. The Trustees further discussed that that the ETF was expected to have a net expense ratio of 0.78%, which was lower than the category median and marginally lower than category average. The Trustees agreed that the fees and expenses for the ETF would not be unreasonable.

Ocean Park Domestic ETF. The Trustees noted that Ocean Park proposed to charge Ocean Park Domestic ETF an annual advisory fee of 0.75%, which was in the 40th percentile of the ETF’s anticipated Morningstar category and lower than both the category median and the category average. The Trustees further discussed that the ETF was expected to have a net expense ratio of 0.88%, which was lower than the category median and the category average. The Trustees agreed that the fees and expenses for the ETF would not be unreasonable.

Ocean Park High Income ETF. The Trustees noted that Ocean Park proposed to charge Ocean Park High Income ETF an annual advisory fee of 0.65%, which was in the 20th percentile of the ETF’s anticipated Morningstar category and lower than both the category median and the category average. The Trustees further discussed that that the ETF was expected to have a net expense ratio of 0.78%, which was lower than the category median and marginally lower than category average. The Trustees agreed that the fees and expenses for the ETF would not be unreasonable.

Ocean Park International ETF. The Trustees noted that Ocean Park would charge Ocean Park International ETF an annual advisory fee of 0.75%, which was in the 40th percentile of the ETF’s anticipated Morningstar category and lower than both the category median and the category average. The Trustees further discussed that the ETF was expected to have a net expense ratio of 0.88%, which was lower than the category median and the category average. The Trustees agreed that the fees and expenses for the ETF would not be unreasonable.

Economies of Scale. The Trustees considered that, as none of the Ocean Park ETFs had commenced operations, Ocean Park had not achieved economies of scale with respect to any of the Ocean Park ETFs. The Board noted, however, that Ocean Park had proposed a competitive

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Additional Information (Unaudited) (Continued)

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advisory fee with the view to quickly increasing each ETF’s assets under management and agreed to review economies of scale with respect to the Ocean Park ETFs at the time of the first contract renewal.

Profitability. The Trustees noted that, as none of the Ocean Park ETFs had commenced operations, there was no profitability information data with respect to the Ocean Park ETFs. The Trustees considered that, as set forth in the pro-forma profit report included in the meeting materials, Ocean Park expected to incur a reasonable profit with respect to its relationship with each of the Ocean Park ETFs during the initial two-year term of the relationship. The Trustees concluded that excessive profitability was not an issue with respect to the Ocean Park ETFs.

Conclusion. Having requested and received such information from Ocean Park as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between NLFT and Ocean Park on behalf of the Ocean Park ETFs was in the best interests of each Ocean Park ETF and the future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Ocean Park ETFs.

Exchange Traded Concepts, LLC Sub-Adviser to Ocean Park Diversified Income ETF, Ocean Park Domestic ETF, Ocean High Income ETF, Ocean Park International ETF*

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Ocean Park Asset Management, Inc (“Ocean Park”) and the Exchange Traded Concepts, LLC, (“ETC”) with respect to the Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF, and Ocean High Income ETF (collectively, the “Ocean Park ETFs”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

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Additional Information (Unaudited) (Continued)

December 31, 2024

Nature, Extent, and Quality of Services. The Trustees noted that ETC was a registered investment adviser founded in 2011 with approximately $5.6 billion in assets under management and specialized in trading on behalf of ETFs. The Trustees noted that ETC would act in a sub-advisory capacity to Ocean Park, executing trades with limited discretion based on investment decisions made by Ocean Park, as well as handling other ETF capital markets related functions. The Trustees reviewed the background information of the key investment personnel who would be responsible for servicing the Ocean Park ETFs, considering their education and financial industry experience with investment banks, asset managers, and fund administrators. The Trustees agreed that ETC had the infrastructure and resources to provide trading efficiencies and expertise to the Ocean Park ETFs and Ocean Park and concluded that ETC would provide high quality service to Ocean Park and the Ocean Park ETFs for the benefit of future shareholders.

Performance. The Trustees noted that, as the Ocean Park ETFs had not yet commenced operations, there was no performance data for the Ocean Park ETFs. As information relevant to the prospects for the Ocean Park ETFS, the Trustees considered the market reputation of ETC and Ocean Park’s recommendation to approve ETC as sub-adviser, concluding that ETC had sufficient resources and expertise to deliver the planned execution services, which would assist Ocean Park in delivering intended strategy and returns.

Fees and Expenses. The Trustees considered ETC’s proposed fee as set forth in the fee schedule included among the Meeting Materials, and the level of service to be provided to Ocean Park and the Ocean Park ETFs. The Trustees considered managements observations related to the fees typically charged by trading sub-advisers and concluded, in light of all circumstances, that the fee proposed by the sub-adviser to be paid out of the advisory fee was not unreasonable.

Economies of Scale. The Trustees discussed that, as none of the Ocean Park ETFs had commenced operations, ETC had not achieved economies of scale with respect to any of the Ocean Park ETFs. The Trustees agreed that economies of scale was primarily a consideration at the adviser level, and that the sub-adviser fee was considered in that context.

Profitability. The Trustees considered that, as set forth in the pro-forma profit report included among the meeting materials, ETC expected to incur a loss with respect to its relationship with each of the Ocean Park ETFs during the initial one-year term of the agreement, and modest profits during the second year. The Trustees concluded that excessive profitability was not an issue with respect to ETC’s proposed relationship with the Ocean Park ETFs.

Conclusion. Having requested and received such information from ETC as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Sub-Advisory Agreement between Ocean Park and ETC on behalf of the Ocean Park ETFs was in the best interests of each Ocean Park ETF and the future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Ocean Park ETFs.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER

Ocean Park Asset Management, LLC

3420 Ocean Park Blvd., Suite 3060

Santa Monica, CA 90405

TRADING SUB-ADVISER

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/07/25

By (Signature and Title)	/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	03/07/25